CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 431,542	$ 324,977	$ 324,934
Cost of revenue	351,558	261,181	209,771
GROSS PROFIT	79,984	63,796	115,163
Operating expenses:
Research and development	12,325	13,601	12,114
Selling, general and administrative	56,927	53,799	50,882
Goodwill impairment	0	0	139
Total operating expenses	69,252	67,400	63,135
OPERATING INCOME (LOSS)	10,732	(3,604)	52,028
Equity loss from investment in affiliates	0	(97)	(983)
Other income (expenses), net	1,584	113	(537)
INCOME (LOSS) BEFORE INCOME TAX EXPENSES	12,316	(3,588)	50,508
Income tax expenses	1,745	1,646	9,220
NET INCOME (LOSS)	10,571	(5,234)	41,288
Net income (loss) attributable to non-controlling interests	3,490	(509)	6,481
NET INCOME (LOSS) ATTRIBUTABLE TO ICTS INTERNATIONAL N.V.	7,081	(4,725)	34,807
BASIC AND DILUTED NET INCOME (LOSS) ATTRIBUTABLE TO ICTS INTERNATIONAL N.V. PER SHARE
Net income (loss) attributable to ICTS International N.V.	7,081	(4,725)	34,807
Less deemed dividend attributable to redeemable non-controlling interests	0	0	10,102
Net income (loss) available to ICTS International N.V. shareholders	$ 7,081	$ (4,725)	$ 24,705
Basic weighted average number of shares	37,433,333	37,433,333	37,433,333
Net income (loss) per share attributable to ICTS International N.V. - basic	$ 0.19	$ (0.13)	$ 0.66
Diluted weighted average number of shares	39,423,506	37,433,333	40,237,340
Net income (loss) per share attributable to ICTS International N.V. - diluted	$ 0.18	$ (0.13)	$ 0.61
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 10,571	$ (5,234)	$ 41,288
Other Comprehensive Income (loss) - Translation adjustments	141	(277)	(1,861)
Unrealized gains (loss) on derivative instruments	124	(35)	32
Comprehensive income (loss)	10,836	(5,546)	39,459
Comprehensive income (loss) attributable to non-controlling interests	3,686	(500)	6,259
COMREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO ICTS INTERNATIONAL N.V.	$ 7,150	$ (5,046)	$ 33,200